Employees' Retirement Benefits (Schedule Of Charges To Income For Employees' Retirement Benefits) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 72,631	¥ 72,628	¥ 72,542
Interest cost on projected benefit obligation	30,021	37,511	40,840
Expected return on plan assets	(22,069)	(21,179)	(21,562)
Amortization of net actuarial loss	7,694	16,891	16,624
Amortization of transition obligation	167	167	169
Amortization of prior service cost	(3,997)	(5,266)	(15,738)
Curtailment gain from the change in pension plans	(12,966)
Total	71,481	100,752	92,875
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Service cost	39,098	37,647	37,896
Interest cost on projected benefit obligation	22,961	27,260	27,980
Expected return on plan assets	(23,871)	(21,743)	(21,901)
Amortization of net actuarial loss	15,265	15,982	17,232
Amortization of prior service cost	(5,512)	(3,187)	(3,857)
Employee contributions	(3,557)	(3,573)	(3,567)
Total	¥ 44,384	¥ 52,386	¥ 53,783